Inventories (Tables)	12 Months Ended
Mar. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventories	The components of inventories are as follows:
	March 31,
	2019	2020
	$ in thousands	$ in thousands

Raw materials	297	357
Work in progress	218	429
Finished goods	314	392

	829	1,178